Trade receivables - Summary of Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade Receivables [Abstract]
Gross carrying amount	$ 104,144	$ 114,171
Allowance for expected credit losses	(778)	(1,220)	$ (3,730)
Trade receivables—net	$ 103,366	$ 112,951